Employee benefits (Details 5) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 16,360	$ 11,398
Recognized in the Statement of Income	1,102	847
Current service cost	131	83
Net interest	971	764
Cash effects	(639)	(522)
Contributions paid	(611)	(500)
Payments related to Term of financial commitment (TFC)	(28)	(22)
Other changes	1,037	1,552
Others	8
Translation Adjustment	1,029	1,552
Balance at June 30, 2025	17,860	13,276
Recognized in Equity - other comprehensive income		1
(Gains)/losses arising from the remeasurement		1
Pension Plans P P S P R [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	3,247	2,684
Recognized in the Statement of Income	189	179
Current service cost		2
Net interest	189	177
Cash effects	(234)	(199)
Contributions paid	(217)	(185)
Payments related to Term of financial commitment (TFC)	(17)	(14)
Other changes	207	359
Others
Translation Adjustment	207	359
Balance at June 30, 2025	3,409	3,023
Recognized in Equity - other comprehensive income
(Gains)/losses arising from the remeasurement
Pension Plans P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,448	1,158
Recognized in the Statement of Income	86	76
Current service cost
Net interest	86	76
Cash effects	(80)	(64)
Contributions paid	(69)	(56)
Payments related to Term of financial commitment (TFC)	(11)	(8)
Other changes	92	159
Others
Translation Adjustment	92	159
Balance at June 30, 2025	1,546	1,329
Recognized in Equity - other comprehensive income
(Gains)/losses arising from the remeasurement
Pension Plans Petros 2 [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	4	58
Recognized in the Statement of Income		3
Current service cost
Net interest		3
Cash effects	(8)	(6)
Contributions paid	(8)	(6)
Payments related to Term of financial commitment (TFC)
Other changes	7	6
Others	8
Translation Adjustment	(1)	6
Balance at June 30, 2025	3	61
Recognized in Equity - other comprehensive income
(Gains)/losses arising from the remeasurement
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	11,661	7,498
Recognized in the Statement of Income	827	589
Current service cost	131	81
Net interest	696	508
Cash effects	(317)	(253)
Contributions paid	(317)	(253)
Payments related to Term of financial commitment (TFC)
Other changes	731	1,028
Others
Translation Adjustment	731	1,028
Balance at June 30, 2025	$ 12,902	8,863
Recognized in Equity - other comprehensive income		1
(Gains)/losses arising from the remeasurement		$ 1